Income (expenses) by nature (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of expenses [text block]

	06/30/2025	06/30/2024
Cost of sales (1)
Personnel expenses	(1,097,120)	(759,931)
Costs of raw materials, materials and services	(6,748,782)	(5,118,397)
Logistics cost	(2,990,033)	(2,201,398)
Depreciation, depletion and amortization	(4,794,691)	(3,558,672)
Other	(706,665)	(154,711)
	(16,337,291)	(11,793,109)
Selling expenses
Personnel expenses	(186,015)	(152,841)
Services	(119,340)	(104,965)
Logistics cost	(715,044)	(570,533)
Depreciation and amortization	(484,083)	(478,818)
Other (2)	(88,650)	(46,311)
	(1,593,132)	(1,353,468)
General and administrative expenses
Personnel expenses	(798,162)	(661,716)
Services	(254,575)	(208,933)
Depreciation and amortization	(62,524)	(69,204)
Other (3)	(205,756)	(120,893)
	(1,321,017)	(1,060,746)
Other operating (expenses) income, net
Results from sales of other products, net	52,044	38,121
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(124,099)	(124,424)
Result on fair value adjustment of biological assets	(73,248)	539,003
Depreciation, amortization and other PPA realizations (4)	4,612	(4,086)
Provision for judicial liabilities	(123,504)	(56,307)
Other operating income (expenses), net	(9,920)	31,663
	(274,115)	423,970